INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 35,283	$ 57,115
Loss carryforward	5,635	2,867
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	13,048	30,788
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	27,747	24,621
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	17,323	18,613
Property, equipment and intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(24,429)	(20,512)
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(6,100)	(3,681)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,937	1,604
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	242	356
Inflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	721	2,357
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,148	1,506
Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ (2,989)	$ (1,404)